Inventory (Tables)	12 Months Ended
Dec. 31, 2021
Classes Of Inventories [Abstract]
Summary of Inventory

	2020	2021
Finished goods	$50,054	$78,245
Raw Materials	37,789	86,613
WIP	10,859	7,026
Total Inventory	$85,516	$149,055